Note 17 - Related Party Transactions (Details) - Loans to Executive Officers and Directors (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Loans to Executive Officers and Directors [Abstract]
Balance, beginning of year	$ 6,483,503	$ 6,095,008	$ 5,794,896
New Loans	394,269	782,681	464,400
Repayments	(2,468,128)	(394,186)	(164,288)
Balance, end of year	$ 4,409,644	$ 6,483,503	$ 6,095,008